Earnings per share (Details) - shares	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Earnings per share [abstract]
Issued common shares at beginning of period	56,378,306	49,115,518
Effect of shares issued	677,436	587,226
Weighted average number of common shares outstanding - basic	57,055,742	49,702,744
Weighted average number of shares outstanding – diluted	57,055,742	49,702,744